Significant Accounting Policies (Details)		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($) voyage segment $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) voyage $ / shares	Dec. 31, 2020 USD ($) $ / shares
Inventory [Line Items]
Other comprehensive income/(loss)		$ 0		$ 0	$ 0
Provision for doubtful accounts		0		0	0
Inventories		$ 17,323,000	$ 17,323,000	8,653,000
Vessels, useful life		25 years
Per light weight ton, scrap rate	$ 182,000		375,000
Net (loss)/income		$ 172,554,000		$ 174,348,000	$ (12,905,000)
Earnings/(loss) per share in U.S. Dollars, basic (in USD per share) | $ / shares		$ 1.36		$ 1.44	$ (0.25)
Earnings/(loss) per share in U.S. Dollars, diluted (in USD per share) | $ / shares		$ 1.36		$ 1.44	$ (0.25)
Derivatives		$ 0	0	$ 0	$ 0
Number of voyage realised where a vessel was employed under the voyage charter | voyage		3		2
Number of voyage charters completed in the same period | voyage				1
Number of reportable segments | segment		1
Number of operating segments | segment		1
Pro Forma
Inventory [Line Items]
Net (loss)/income		$ 163,910,000
Net income reduction		$ 8,644,000
Earnings/(loss) per share in U.S. Dollars, basic (in USD per share) | $ / shares		$ 1,280
Earnings/(loss) per share in U.S. Dollars, diluted (in USD per share) | $ / shares		1.28
Earnings per share, basic, reduction (in US dollars per share) | $ / shares		0.08
Earnings per share, diluted, reduction (in US dollars per share) | $ / shares		$ 0.08
Bunkers
Inventory [Line Items]
Inventories		$ 11,649,000	11,649,000	$ 3,863,000
Lubricants
Inventory [Line Items]
Inventories		$ 5,674,000	$ 5,674,000	$ 4,790,000